United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO 80920

(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO 80920

(Name and address of agent for service)

Registrant's telephone number, including area code:  (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Index Funds

Investor Shares

Annual Report

March 31, 2014

Giant 5 Total Investment System (CASHX)

Giant 5 Total Index System (INDEX)

INDEX

FUNDS

Investors should carefully read and consider the Funds' investment objectives, risks, charges and expenses before investing or sending money. This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.WeAreIndex.com. Funds distributed by UMB Distribution Services, LLC. 803 W. Michigan St., Milwaukee, WI 53233.

Annual Report
Table of Contents	March 31, 2014

Letter to Shareholders	2
Growth of a $10,000 Investment	3

Giant 5 Total Investment System
Schedule of Portfolio Investments	4
Financial Statements	5
Financial Highlights	7

Giant 5 Total Index System
Schedule of Portfolio Investments	8
Financial Statements	9
Financial Highlights	11

Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	19
Trustees and Officers Information	20

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Index Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington,D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

May 1, 2014

Dear Shareholders,

In 2013 both of our Funds significantly underperformed their benchmark (see chart below). The equity markets surged higher in 2013 as the Global Dow Index was up 27.25%.

During 2013 our diversification worked to our disadvantage as poor performance from several of our large sector holdings kept our overall performance flat.

Precious metals were our largest Raw Materials holding during a period when gold had its worst year in over 30 years. With Gold down 28% and many gold & silver mining companies falling over 50%, the positive performance from our strong performing sectors were offset by these negative performers. In addition, our real estate and bond portfolios were not able to contribute, posting very flat returns for the year. Because these are sectors that we overweight compared to our benchmark, we underperformed with essentially flat returns for the year.

Looking forward, we see a global financial system that still has not addressed two core issues: rising debt and rising money supply (currency creation). We believe this inability to cut spending and end currency creation will inevitably lead us into a strong inflationary cycle. If we are correct, this inflationary cycle will devalue all fiat currencies and raise the value of core commodities such as land, oil, metals, food and other raw materials.

Sincerely,

Michael G. Willis
President | Lead Portfolio Manager
Index Funds

(Performance as of March 31, 2014)	1-Year	3-Year Average	5-Year Average	Average Annual Since Inception 5/1/06
Total Index System (INDEX)	-0.39%	0.03%	12.79%	2.04%
Total Investment System (CASHX)	5.20%	1.32%	13.73%	3.40%
Global Dow (TR)	21.26%	7.01%	15.66%	5.70%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Total Annual Fund Operating Expenses of the Total Investment System and Total Index System as of the Funds’ most recent prospectus dated July 29, 2013 were 2.83% and 2.43%, respectively.

Opinions expressed above are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the schedule of investments for a complete list of Fund holdings.

Equity securities are more volatile and carry more risk than other forms of investing, including investment in high grade fixed income securities. Fixed income securities are subject to interest rate risk. Investments concentrated in one economic sector, such as, Energy, Raw materials and Real Estate, experience greater volatility than more broadly based investments. International investing is subject to greater volatility due to such factors as change in currency rates, foreign taxation, differences in auditing and other financial standards, and political and environmental instability.

The Global Dow Total Return is an unmanaged index of stocks. Unlike mutual funds, indexes are typically not subject to fees or expenses. It is not possible to invest directly in an index. The Global Dow (TR) is an equal-weighted stock index consisting of the stocks of 150 top companies from around the world as selected by Dow Jones editors and is designed to reflect the global stock market giving preferences to companies with a global reach.

The shareholder letter included is this report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A “basis point” is a unit that is equal to 1/100th of 1%.

Index Funds
Growth of a $10,000 Investment	March 31, 2014 (Unaudited)

Past performance is not predictive of future results. The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

GIANT 5 TOTAL INVESTMENT SYSTEM (CASHX)

GIANT 5 TOTAL INDEX SYSTEM (INDEX)

Past performance does not guarantee future results.

The Funds’ performance is compared to the Global Dow (TR) Index which is equal-weighted and consists of stocks of the top 150 companies from around the world as selected by Dow Jones editors. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above charts assume a hypothetical initial investment of $10,000 made on May 1, 2006. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Giant 5 Total Investment System
Schedule of Portfolio Investments	March 31, 2014

Security Description	Shares	Fair Value
INVESTMENT COMPANIES - 79.8%

Fidelity Select Materials Portfolio	29,621	$2,588,304
Invesco Equally-Weighted S&P 500 Fund, Class Y	60,955	2,780,155
Third Avenue Real Estate Value Fund, Class I	90,752	2,764,320
Vanguard Energy Fund, Admiral Shares	20,603	2,659,817

Total Investment Companies (Cost $8,944,882)		10,792,596

Security Description	Shares	Fair Value
SHORT-TERM INVESTMENTS - 20.4%

Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	2,755,258	$2,755,258

Total Short-Term Investments (Cost $2,755,258)		2,755,258

Total Investments - 100.2% (Cost $11,700,140)		13,547,854
Liabilities in Excess of Other Assets - (0.2)%		(31,588)
NET ASSETS -100.0%		$13,516,266

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

(a)	Variable rate security; the rate shown represents the rate at March 31, 2014.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014

Assets:
Investment securities at fair value (cost $11,700,140)	$13,547,854
Dividends receivable	26
Prepaid expenses	15,972
Total Assets	13,563,852

Liabilities:
Payable to Adviser	7,680
Payable for 12b-1 fees	1,949
Payable to Trustees	129
Other payables	37,828
Total Liabilities	47,586

Net Assets	$13,516,266

Net assets consist of:
Paid-in-capital	$14,981,567
Undistributed net investment loss	(57,045)
Accumulated undistributed net realized losses	(3,255,970)
Net unrealized appreciation on investments	1,847,714

Net Assets	$13,516,266

Capital Shares:
Investor Shares Outstanding (no par value, unlimited number of shares authorized)	824,355

Net Asset Value, Offering Price and Redemption Price Per Share	$16.40

STATEMENT OF OPERATIONS
For the year ended March 31, 2014

Investment Income:
Dividends	$155,843
Total Investment Income	155,843

Expenses:
Investment advisory fees	93,620
Fund accounting and administration fees	54,007
Transfer Agency fees	39,889
12b-1 fees	23,754
Blue Sky fees	19,956
Audit fees	15,005
Custody fees	11,654
Legal fees	7,832
Insurance	7,727
CCO fees	4,138
Printing fees	3,928
Pricing fees	2,911
Trustees’ fees	353
Miscellaneous fees	2,538
Total Expenses	287,312

Net Investment Loss	(131,469)

Net Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains from investment transactions	2,261,738
Long term realized gain distributions from underlying funds	105,167
Change in unrealized (depreciation) on investments	(1,577,451)
Net realized and unrealized gains on investments	789,454

Change in net assets resulting from operations	$657,985

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Year Ended March 31, 2014	Year Ended March 31, 2013
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment loss	$(131,469)	$(16,967)
Net realized gains from investment transactions	2,261,738	527,420
Long term realized gain distributions from underlying funds	105,167	154,560
Change in unrealized appreciation/(depreciation) on investments	(1,577,451)	150,203
Change in net assets resulting from operations	657,985	815,216

Distributions to Shareholders
Net investment income	—	(50,009)
Change in net assets resulting from distributions to shareholders	—	(50,009)

Capital Share Transactions
Proceeds from sale of shares	648,946	472,569
Distributions reinvested	—	49,740
Cost of shares redeemed	(2,370,336)	(3,091,757)
Change in net assets resulting from capital share transactions	(1,721,390)	(2,569,448)
Net decrease in net assets	(1,063,405)	(1,804,241)

Net Assets
Beginning of year	14,579,671	16,383,912
End of year	$13,516,266	$14,579,671
Accumulated undistributed net investment loss at end of year	(57,045)	(16,967)

Share Information
Shares sold	41,621	31,716
Distributions reinvested	—	3,260
Shares redeemed	(152,395)	(210,933)
Net change resulting from share transactions	(110,774)	(175,957)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011		Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.59	$14.75	$15.84	$13.28		$8.68

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.16)	(0.01)	0.05	—	(a)	0.03
Net realized and unrealized gains/(losses) on investments	0.97	0.90	(1.12)	2.60		4.57 (b)
Total from investment operations	0.81	0.89	(1.07)	2.60		4.60

Less Distributions Declared to Shareholders:
Net investment income	—	(0.05)	(0.02)	(0.04)		—
Total distributions	—	(0.05)	(0.02)	(0.04)		—

Net Asset Value - End of Period	$16.40	$15.59	$14.75	$15.84		$13.28

Total Return(c)	5.20%	6.13%	(6.84)%	19.59%		53.00%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$13,516	$14,580	$16,384	$19,916		$18,816
Ratio of expenses to average net assets(d)	2.06%	2.12%	1.98%	1.91%		1.89%
Net investment income/(loss) to average net assets(e)	(0.94)%	(0.11)%	0.28%	—	%(f)	0.24%
Portfolio turnover	115.08%	2.02%	15.21%	7.23%		8.84%

(a)	Less than $0.005.

(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(d)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Less than 0.005%.

See Notes to the Financial Statements.

Giant 5 Total Index System
Schedule of Portfolio Investments	March 31, 2014

Security Description	Shares	Fair Value
EXCHANGE TRADED FUNDS - 81.4%

ETFS Physical Silver Shares*	15,000	$292,950
Guggenheim S&P 500 Equal Weight ETF	28,000	2,043,720
Market Vectors Oil Service ETF	10,000	503,300
SPDR S&P Oil & Gas Exploration & Production ETF	45,000	3,232,350
Vanguard Global ex-U.S. Real Estate ETF	9,000	486,630
Vanguard Materials ETF	26,000	2,764,060
Vanguard REIT ETF	50,000	3,531,000
Vanguard S&P 500 ETF	12,000	2,056,200
WisdomTree Commodity Country Equity Fund	20,000	612,200

Total Exchange Traded Funds (Cost $14,378,453)		15,522,410

Security Description	Shares	Fair Value
SHORT-TERM INVESTMENTS - 18.8%

Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	3,581,942	$3,581,942

Total Short-Term Investments (Cost $3,581,942)		3,581,942

Total Investments - 100.2% (Cost $17,960,395)		19,104,352
Liabilities in Excess of Other Assets - (0.2)%		(42,002)
NET ASSETS -100.0%		$19,062,350

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.

(a)	Variable rate security; the rate shown represents the rate at March 31, 2014.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014

Assets:
Investment securities at fair value (cost $17,960,395)	$19,104,352
Dividends receivable	31
Prepaid expenses	16,412
Total Assets	19,120,795

Liabilities:
Payable to Adviser	10,800
Payable for 12b-1 fees	2,740
Payable to Trustees	158
Other payables	44,747
Total Liabilities	58,445

Net Assets	$19,062,350

Net assets consist of:
Paid-in-capital	$20,645,213
Undistributed net investment loss	(52,332)
Accumulated undistributed net realized losses	(2,674,488)
Net unrealized appreciation on investments	1,143,957

Net Assets	$19,062,350

Capital Shares:
Investor Shares Outstanding (no par value, unlimited number of shares authorized)	1,234,233

Net Asset Value, Offering Price and Redemption Price Per Share	$15.44

STATEMENT OF OPERATIONS
For the year ended March 31, 2014

Investment Income:
Dividends	$229,631
Total Investment Income	229,631

Expenses:
Investment advisory fees	132,604
Fund accounting and administration fees	76,493
Transfer Agency fees	57,805
12b-1 fees	33,646
Blue Sky fees	19,958
Audit fees	15,005
Custody fees	13,236
Legal fees	12,213
Insurance	10,191
Printing fees	6,587
CCO fees	5,861
Pricing fees	3,529
Trustees’ fees	619
Miscellaneous fees	2,306
Total Expenses	390,053

Net Investment Loss	(160,422)

Net Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains from investment transactions	1,125,144
Change in unrealized (depreciation) on investments	(1,133,764)
Net realized and unrealized losses on investments	(8,620)

Change in net assets resulting from operations	$(169,042)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Year Ended March 31, 2014	Year Ended March 31, 2013
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment loss	$(160,422)	$(40,001)
Net realized gains from investment transactions	1,125,144	875,400
Change in unrealized (depreciation) on investments	(1,133,764)	(100,494)
Change in net assets resulting from operations	(169,042)	734,905

Capital Share Transactions
Proceeds from sale of shares	112,152	8,215,331
Cost of shares redeemed	(2,642,422)	(1,933,688)
Change in net assets resulting from capital share transactions	(2,530,270)	6,281,643
Net increase/(decrease) in net assets	(2,699,312)	7,016,548

Net Assets
Beginning of year	21,761,662	14,745,114
End of year	$19,062,350	$21,761,662
Accumulated undistributed net investment loss at end of year	(52,332)	(40,306)

Share Information
Shares sold	7,545	531,575
Shares redeemed	(177,180)	(135,744)
Net change resulting from share transactions	(169,635)	395,831

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.50	$14.63	$15.51	$13.08	$8.62

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.13)	(0.03)	0.02	0.11	0.07
Net realized and unrealized gains/(losses) on investments	0.07 (a)	0.90	(0.83)	2.43	4.47
Total from investment operations	(0.06)	0.87	(0.81)	2.54	4.54

Less Distributions Declared to Shareholders:
Net investment income	—	—	(0.07)	(0.11)	(0.08)
Total distributions	—	—	(0.07)	(0.11)	(0.08)

Net Asset Value - End of Period	$15.44	$15.50	$14.63	$15.51	$13.08

Total Return(b)	(0.39)%	5.95%	(5.16)%	19.43%	52.70%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$19,062	$21,762	$14,745	$16,767	$15,521
Ratio of expenses to average net assets(c)	1.97%	2.11%	2.03%	1.97%	1.94%
Net investment income/(loss) to average net assets(d)	(0.81)%	(0.27)%	0.18%	0.76%	0.57%
Portfolio turnover	141.47%	18.41%	45.32%	29.07%	11.14%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations.

(b)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(c)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(d)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Index Funds
Notes to the Financial Statements	March 31, 2014

1.	Organization

Index Funds (the “Trust”) (formerly known as “Giant 5 Funds”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective after the close of business March 20, 2014, the name of the Trust was changed to Index Funds. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct strategies and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”). Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that generally each Fund invests in other mutual funds and exchange traded funds. The Trust has established two classes of shares: Investor Shares and Institutional Shares. While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation:

The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”). The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Generally, each of the mutual funds, including money market funds, will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses. As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures. Due to this structure, the mutual funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV. If for any reason, a mutual fund held by a Fund does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day. Investments in securities traded on a national securities exchange, including exchange traded funds and exchange traded notes, are valued at the last reported sale price on the exchange on which they are primarily traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are generally valued at the last quoted bid price. Other short-term debt securities with remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service

Continued

Index Funds
Notes to the Financial Statements	March 31, 2014

or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the fair value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 – quoted prices for active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014.

Giant 5 Total Investment System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies	$10,792,596	$—	$—	$10,792,596
Short-Term Investments	2,755,258	—	—	2,755,258
Total	$13,547,854	$—	$—	$13,547,854

Giant 5 Total Index System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$15,522,410	$—	$—	$15,522,410
Short-Term Investments	3,581,942	—	—	3,581,942
Total	$19,104,352	$—	$—	$19,104,352

The Funds did not hold any Level 2 or 3 securities during the year ended March 31, 2014.

Continued

Index Funds
Notes to the Financial Statements	March 31, 2014

With respect to the Funds, there were no transfers into and out of all Levels during the current year presented. It is the Funds’ policy to recognize all transfers at the end of the reporting period.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund. Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of March 31, 2014, permanent book to tax differences were as follows:

Fund	Paid-in-Capital	Undistributed Net Investment Income	Accumulated Undistributed Net Realized Losses
Giant 5 Total Investment System	$(91,390)	$91,391	$(1)
Giant 5 Total Index System	(162,281)	148,396	13,885

Federal Income Taxes:

Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all open tax years (2010-2013).

Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Continued

Index Funds
Notes to the Financial Statements	March 31, 2014

Subsequent Events:

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

3.	Related Party Transactions:

Investment Adviser:

The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund. The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board. The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares. Pursuant to the Distribution Plan, each fund will pay 0.17% of its average daily net assets attributable to its Investor Shares. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares. The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4.	Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the year ended March 31, 2014, totaled:

	Giant 5 Total Investment System	Giant 5 Total Index System
Purchases	$12,767,837	$23,295,730
Sales	15,641,157	20,932,231

There were no purchases or sales of U.S. government securities for the period.

5.	Federal Tax Information:

At March 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total Investment System	Giant 5 Total Index System
Tax Cost	$11,700,140	$17,959,339
Tax Unrealized Appreciation	1,847,714	1,285,497
Tax Unrealized (Depreciation)	—	(140,484)
Net Unrealized Appreciation	1,847,714	1,145,013

Continued

Index Funds
Notes to the Financial Statements	March 31, 2014

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 were as follows:

	Giant 5 Total Investment System		Giant 5 Total Index System
	2014	2013	2014	2013
Distributions Paid from Ordinary Income	$—	$50,009	$—	$73,309
Distributions Paid from Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	—	50,009	—	73,309
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	—	50,009	—	73,309

As of March 31, 2014, the components of accumulated (deficit) were as follows:

	Giant 5 Total Investment System	Giant 5 Total Index System
Undistributed ordinary income	$—	$—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—
Accumulated Capital and other Losses	(3,313,015)	(2,727,876)
Unrealized Appreciation/(Depreciation)	1,847,714	1,145,013
Total Accumulated (Deficit)	$(1,465,301)	$(1,582,863)

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to income/(loss) from grantor trusts, which is treated an an increase/(decrease) in cost basis of the grantor trust shares held.

At March 31, 2014, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Giant 5 Total Investment System		Giant 5 Total Index System
	Short-Term	Long-Term	Short-Term	Long-Term
Losses Expiring:
2018	$3,024,526	$—	$2,417,963	$—
Losses Not Subject to Expiration	—	—	3,177	—
	$3,024,526	$—	$2,421,140	$—

As of March 31, 2014, Giant 5 Total Investment System and Giant 5 Total Index System had $57,045 and $52,332, respectively, of late year losses which are deferred until fiscal year 2015 for tax purposes. Net late year loss incurred after December 31, and within the taxable year are deemed to rise on the first day of the fund’s next taxable year.

Continued

Index Funds
Notes to the Financial Statements	March 31, 2014

As of March 31, 2014, Giant 5 Total Investment System and Giant 5 Total Index System had $231,444 and $253,348, respectively, of post-October losses which are deferred until fiscal year 2015 for tax purposes. Net capital loss incurred after October 31, and within the taxable year are deemed to rise on the first day of the fund’s next taxable year.

During the fiscal year ended March 31, 2014, Giant 5 Total Investment System and Giant 5 Total Index System utilized $2,594,361 and $1,388,665, respectively, of capital loss carryforwards.

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, TD Ameritrade Clearing, Inc., for the benefit of its customers, had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 77.5% and 87.5%, respectively.

Continued

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Index Funds (formerly known as Giant 5 Funds)

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Index Funds comprising Giant 5 Total Investment System and Giant 5 Total Index System (the “Funds”) as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Index Funds as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 29, 2014

Index Funds
Supplemental Information	March 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Index Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13-3/31/14(1)
Giant 5 Total Investment System	$1,000.00	$1,052.60	$10.10
Giant 5 Total Index System	$1,000.00	$1,035.50	$9.93

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses,which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable. Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13-3/31/14(1)
Giant 5 Total Investment System	$1,000.00	$1,015.16	$9.92
Giant 5 Total Index System	$1,000.00	$1,015.24	$9.83

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 1.97% and 1.96%, respectively,multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

Index Funds
Trustees and Officers	March 31, 2014 (Unaudited)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Lance J. Baller 1155 Kelly Johnson Blvd., Suite 111 Colorado Springs, CO 80920 Age: 40	Trustee	Indefinite; since January 18, 2006
CEO and CFO, Iofina plc (2010 to present), former Finance Director of Iofina plc (2007 to 2010), former CFO Iofina Natural Gas, Inc., Iofina, Inc. and Iofina Chemical, Inc., a producer of Iodine and Natural Gas; Managing Partner of Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present); President, Baller Enterprises, Inc., (2004 to present); President, Ultimate Investments Corporation, Inc., (1993 to present); Managing Partner and portfolio manager of Elevation Capital Management, LLC (2005 to 2010); Co-Chairman, Eagle: XM, a marketing company (2005 to 2009).
				2	Director, Iofina plc
Eric Scot Griffin 1155 Kelly Johnson Blvd., Suite 111 Colorado Springs, CO 80920 Age: 48	Trustee	Indefinite; since January 18, 2006	Owner and Executive Director, Pure Ocean Pacific, LLC, a provider of sea water based organic specialty fertilizer, mineral rich product (2005 to present); Instructor, Atascadero Unified School District (2004 to present)	2	None
Kevin J. Trigueiro 1155 Kelly Johnson Blvd., Suite 111 Colorado Springs, CO 80920 Age: 46	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The Kastle Group, LLC (2006 to present).	2	None

Continued

Index Funds
Trustees and Officers	March 31, 2014 (Unaudited)

Interested Trustee* and Officer
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Michael Willis 1155 Kelly Johnson Blvd., Suite 111 Colorado Springs, CO 80920 Age: 47	Trustee, President, Treasurer and Secretary	Indefinite; since January 18, 2006	President of The Willis Group, Inc. (2004 to present).	2	None

Executive Officer
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
LuAnn Hanson 1155 Kelly Johnson Blvd., Suite 111 Colorado Springs, CO 80920 Age: 54	Chief Compliance Officer	Indefinite; since July 2, 2007	Chief Financial Officer, RadiantBlue Technologies, Inc. (January 2009 to present); Chief Financial Officer and Vice President of Finance, Celis Semiconductor Corporation (2005 to January 2009).

*	Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The Trust’s President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-5GIANT5.

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© 2014 Index Funds, Colorado

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  A copy of this code of ethics is incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2011.

(b)
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

March 31, 2014	March 31, 2013
$25,000	$25,000

Such fees represent the aggregate fees billed for the fiscal years ended March 31, 2014 and March 31, 2013 for professional services rendered by Cohen Fund Audit Services, Ltd. for the audit of the registrant's annual financial statements.

(b)	Audit-Related Fees

March 31, 2014	March 31, 2013
$0	$0

Such fees represent the fees billed for the fiscal years ended March 31, 2014 and March 31, 2013 for services rendered by Cohen Fund Audit Services, Ltd. in connection with its review of the unaudited semi-annual financial statements for the six months ended September 30, 2013 and September 30, 2012, respectively.

(c)	Tax Fees

March 31, 2014	March 31, 2013
$5,000	$5,000

"Tax fees" shown in the table above were for services provided by Cohen Fund Audit Services, Ltd. in relation to the preparation of excise filings and income tax returns.

(d)	All Other Fees

March 31, 2014	March 31, 2013
$0	$0

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This information is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2011.

(a)(2)	Certifications pursuant to rule 30a-2(a) are attached hereto.

(a)(3)	Not Applicable

(b)	Certifications pursuant to rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

5/31/2014
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

5/31/2014
Date

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

5/31/2014
Date